Financial Instruments - Summary of Carrying Value and Fair Value of Each Category of Financial Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of financial liabilities [line items]
Borrowings	₨ 579,475	$ 7,686	₨ 662,262	$ 8,784	₨ 581,588
Acceptances	101,851	1,351	81,157
Derivative financial liabilities	960	13	4,510
Financial liabilities	213,087	2,826	246,063
Carrying amount [member]
Disclosure of financial liabilities [line items]
Borrowings	579,475	7,686	662,262
Acceptances	101,851	1,351	81,157
Trade and other payables	213,087	2,826	246,063
Derivative financial liabilities	1,411	19	5,499
Financial liabilities	895,824	11,882	994,981
Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Borrowings	580,521	7,700	661,853
Acceptances	101,851	1,351	81,157
Trade and other payables	213,087	2,826	246,063
Derivative financial liabilities	1,411	19	5,499
Financial liabilities	896,870	$ 11,896	994,572
Derivatives used for hedging [member]
Disclosure of financial liabilities [line items]
Derivative financial liabilities	947		70
Financial liabilities	947		70
Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Borrowings	579,475		662,262
Acceptances	101,851		81,157
Trade and other payables	205,445		233,475
Financial liabilities	886,771		976,894
Other Financial Liability [member]
Disclosure of financial liabilities [line items]
Trade and other payables	2,472		1,953
Financial liabilities	2,472		1,953
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Trade and other payables	5,170		10,635
Derivative financial liabilities	464		5,429
Financial liabilities	₨ 5,634		₨ 16,064